Derivatives (Changes in Realized and Unrealized Gains (Losses) with Respect to Derivatives Receiving Regulatory Deferral) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	CAD (258.0)	CAD (96.0)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	163.0	(30.0)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	40.0	(24.0)
Derivative, Gain (Loss) on Derivative, Net	0.0	(3.0)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	101.0	1.0
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Property, Plant and Equipment [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5.0	12.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	17.0	(16.0)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(2.0)	2.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	0.0	0.0
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(1.0)	9.0
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Property, Plant and Equipment [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1.0)	(7.0)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(90.0)	103.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(2.0)	(7.0)
Derivative, Gain (Loss) on Derivative, Net	12.0	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(30.0)	173.0
Derivative, Gain (Loss) on Derivative, Net	(8.0)	0.0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Property, Plant and Equipment [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0	(1.0)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(44.0)	(44.0)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	CAD (18.0)	CAD (18.0)